Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2017
Financial Assets and Liabilities

The Company’s financial assets and liabilities are as follows:

	As at	As at
	June 30, 2017	June 30, 2016
Cash	$10,964	$7,759
Accounts receivable, net	68,747	63,018
Equity hedge	485	1,114

	$80,196	$71,891

Accounts payable	$1,101	$8,946
Other accrued liabilities	70,467	47,583
Class B Series Three share liability	—	10,449
Long-term debt	291,347	269,672
Conversion right on 6.25% Convertible Debentures	—	190
Other long term liabilities	20,581	19,831

	$383,496	$356,671

Fair Values of Financial Assets and Liabilities Measured on Recurring Basis

As at June 30, 2017	Level 1	Level 2	Level 3	Total
Equity Hedge asset	$—	$485	$—	$485

As at June 30, 2016	Level 1	Level 2	Level 3	Total
Interest rate swap	—	$216	—	$216
Equity hedge asset	—	(1,114)	—	(1,114)
Class B Series Three common share liability	—	10,449	—	10,449
Conversion right on US$ 6.25% Convertible Debentures	—	—	190	190

Net liabilities	$—	$9,551	$190	$9,741

Summary of Changes in Level 3 Financial Instrument

The following tables summarize the changes in the Company’s level 3 financial instrument for the twelve months ended June 30, 2017 and 2016, respectively.

Conversion rights on US$ 6.25% Convertible Debentures For the twelve months ended June 30,	2017	2016
Balance at June 30,	$190	$9
Non-cash loss (gain) on conversion feature	(190)	177
FX impact on conversion feature	—	4

Balance at June 30,	$—	$190